VARIABLE INTEREST ENTITIES AND OTHER CONSOLIDATION MATTERS (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entities and Other Consolidation Matters [Abstract]
Total assets	$ 105,176,703		$ 105,176,703		$ 99,886,176	$ 94,556,429
Total liabilities	30,010,251		30,010,251		32,698,195	35,430,240
Variable Interest Entity, Measure of Activity, Revenues	3,385,431	2,784,497	10,464,105	10,287,408	13,956,126	12,628,083
Net income	$ 2,404,572	$ 1,922,410	$ 6,104,429	$ 6,578,458	$ 8,432,845	$ 8,301,905